First Trust Senior Loan Fund (FTSL)
Portfolio of Investments
July 31, 2025 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 87.3%
	Advertising — 0.3%
$6,008,035	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.50% Floor	9.07%	02/20/32	$6,016,026
	Aerospace & Defense — 1.2%
2,597,195	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Term Loan B-1, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor (c)	6.86%	07/01/31	2,597,195
376,444	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Term Loan B2, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.83%	07/01/31	377,523
500,758	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Term Loan B2, 3 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.83%	07/01/31	502,193
4,030,974	Signia Aerospace LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.30%	12/11/31	4,041,051
5,377,128	Spirit Aerosystems, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.81%	01/15/27	5,394,604
2,883,289	Standard Aero Ltd. (Dynasty Acq. Co.), Term Loan B1, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.36%	10/31/31	2,893,842
1,096,711	Standard Aero Ltd. (Dynasty Acq. Co.), Term Loan B2, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.36%	10/31/31	1,100,725
3,219,853	TransDigm, Inc., Term Loan I, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%	08/24/28	3,235,260
7,675,602	TransDigm, Inc., Term Loan K, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%	03/22/30	7,711,907
				27,854,300
	Alternative Carriers — 0.7%
16,861,629	Level 3 Financing, Inc., Term B-3 Refinancing Term Loan, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.61%	03/31/32	17,036,822
	Apparel Retail — 0.4%
5,814,320	Authentic Brands Group (ABG Intermediate Holdings 2 LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.61%	12/21/28	5,810,686
3,521,034	Hanesbrands, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.11%	03/08/32	3,539,361
				9,350,047
	Application Software — 11.4%
916,082	Applied Systems, Inc., Term Loan B-2, 3 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	6.80%	02/24/31	917,928
2,910,831	CCC Intelligent Solutions, Inc., 2032 Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	6.36%	01/23/32	2,918,122
3,425,956	Clearwater Analytics LLC, Term Loan B, 6 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.46%	04/21/32	3,438,821
27,778,696	Cloud Software Group, Inc. (a.k.a. Citrix Software, Inc. or Tibco), Term Loan B-1, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.80%	03/29/29	27,857,588
5,602,152	ConnectWise LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.06%	09/30/28	5,628,678
4,377,787	Darktrace PLC (Leia Finco US LLC), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.57%	10/09/32	4,399,676
16,697,789	Darktrace PLC (Leia Finco US LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	10/09/31	16,746,463
5,544,033	Ellucian Holdings, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.11%	10/07/29	5,558,780

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$1,895,250	Ellucian Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	7.11%	10/07/29	$1,899,988
2,620,521	Envestnet, Inc. (BCPE Pequod Buyer, Inc.), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.36%	11/25/31	2,631,855
16,807,904	Epicor Software Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.75% Floor	7.11%	05/30/31	16,856,647
4,283,221	Genesys Cloud Services Holding II LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.86%	01/31/32	4,284,356
5,715,619	Inmar, Inc., Refi Term Loan, 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	8.80%	10/30/31	5,763,230
11,815,830	Internet Brands, Inc. (WebMD / MH Sub I LLC), 2023 New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.61%	05/03/28	11,299,655
14,336,733	LogMeIn, Inc. (GoTo Group, Inc.), First Out Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.22%	04/30/28	12,688,009
12,777,611	LogMeIn, Inc. (GoTo Group, Inc.), Second Out Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.22%	04/30/28	4,839,520
18,188,537	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.33%	03/01/29	17,627,694
11,055,368	NCR Digital Banking (Dragon Buyer, Inc.), Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor (c)	7.30%	09/30/31	11,055,368
4,288,506	OSTTRA (Orion US Finco), Term Loan B (First Lien), 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.80%	07/31/32	4,313,529
3,165,362	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.30%	05/08/33	3,171,313
21,527,296	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.55%	10/28/30	21,605,332
854,727	RealPage, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	7.56%	04/24/28	854,727
5,603,000	SolarWinds Holdings, Inc. (Starlight Parent LLC), Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.34%	04/16/32	5,546,970
13,634,211	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	8.32%	06/04/28	13,401,611
363,229	Tenable, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.22%	07/07/28	365,274
37,975,469	Ultimate Software Group (UKG, Inc.), Refi Term Loan, 3 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.32%	02/10/31	38,014,584
19,624,548	Veeam Software Holdings Ltd. (VS Buyer LLC), Refi Term Loan, 3 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	6.56%	04/14/31	19,681,753
4,645,161	X.AI LLC (Project Xerxes), Fixed Rate Term Loan, Fixed Rate at 12.50%	12.50%	06/30/30	4,677,515
4,715,000	X.AI LLC (Project Xerxes), Floating Rate Term Loan B, 3 Mo. CME Term SOFR + 7.25%, 0.00% Floor	11.55%	06/30/30	4,528,852
				272,573,838
	Asset Management & Custody Banks — 2.2%
6,129,109	Alter Domus (Chrysaor Bidco S.A.R.L.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.33%	10/31/31	6,173,454
13,623,636	Ascensus Holdings, Inc. (Mercury), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.36%	08/02/28	13,654,017
11,039,499	Edelman Financial Engines Center LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.36%	04/07/28	11,068,588

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Asset Management & Custody Banks (Continued)
$10,710,985	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.61%	10/06/28	$10,795,762
1,995,058	IQ-EQ (Saphilux S.A.R.L.), USD Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.29%	07/27/28	2,004,415
4,462,054	Jump Financial LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor (c)	7.80%	02/26/32	4,462,054
4,376,084	Osaic Holdings, Inc. (Advisor Group), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor (d)	7.35%	07/31/32	4,382,933
				52,541,223
	Automotive Parts & Equipment — 0.9%
17,521,604	Clarios Global, L.P. (Power Solutions), 2032 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.11%	01/31/32	17,547,098
4,970,025	Clarios Global, L.P. (Power Solutions), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.86%	05/06/30	4,977,480
				22,524,578
	Automotive Retail — 1.8%
8,536,914	Highline Aftermarket Acquisition LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.86%	02/19/30	8,606,277
1,173,224	Les Schwab Tire Centers (LS Group OpCo Acq. LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.86%	04/23/31	1,175,424
9,993,754	Les Schwab Tire Centers (LS Group OpCo Acq. LLC), Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.83%	04/23/31	10,012,492
22,602,499	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.33%	05/04/28	22,656,632
				42,450,825
	Broadline Retail — 0.2%
3,532,484	Peer Holding III B.V. (Action Holding), 2031 Term Loan B5B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.80%	07/01/31	3,546,296
	Building Products — 1.3%
4,771,080	American Bath (CP Atlas Buyer, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.61%	07/08/30	4,577,852
10,967,226	Miter Brands Acq. Holdco, Inc. (MIWD), Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.11%	03/28/31	11,015,262
12,649,377	TAMKO Building Products, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%-7.08%	09/20/30	12,678,388
1,755,350	TAMKO Building Products, Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.95%	09/20/30	1,783,958
				30,055,460
	Cable & Satellite — 0.5%
5,184,944	Charter Communications Operating LLC, Term Loan B4, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.29%	12/07/30	5,183,155
7,168,671	Charter Communications Operating LLC, Term Loan B-5, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.54%	12/15/31	7,176,736
				12,359,891
	Casinos & Gaming — 0.7%
4,268,471	Caesars Entertainment, Inc., 2031 Maturity Term Loan B1, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.61%	02/06/31	4,269,004
3,512,949	Flutter Entertainment PLC (Flutter Treasury DAC), Incremental Term Loan, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	6.30%	05/31/32	3,518,798

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Casinos & Gaming (Continued)
$6,390,045	Golden Nugget, Inc. (Fertitta Entertainment LLC), Refi Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.60%	01/29/29	$6,404,135
487,584	Light & Wonder International, Inc. (FKA Scientific Games International, Inc.), 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.59%	04/16/29	489,291
2,984,962	Scientific Games Holdings, L.P. (Scientific Games Lottery), 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.29%	04/04/29	2,987,112
				17,668,340
	Commercial Printing — 0.2%
6,447,588	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	9.46%	10/29/28	5,859,245
	Commodity Chemicals — 0.6%
14,445,042	Charter Next Generation, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.75% Floor	7.09%	12/01/30	14,495,094
	Communications Equipment — 0.2%
4,387,783	Viavi Solutions, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.80%	07/31/32	4,409,744
	Construction & Engineering — 0.4%
1,145,097	Azuria Water Solutions (FKA - Aegion Corp), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.36%	05/31/28	1,150,707
2,563,333	Centuri Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.61%	07/01/32	2,572,548
4,433,704	Construction Partners, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.86%	11/01/31	4,459,575
1,094,286	Socotec SAS (Socotech US Holdings), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	7.60%	06/22/31	1,098,734
				9,281,564
	Construction Materials — 1.0%
575,662	Knife River Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.31%	03/07/32	578,540
1,400,477	Quikrete Holdings, Inc., Term Loan B1 2031, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.61%	04/14/31	1,401,157
13,130,828	Quikrete Holdings, Inc., Term Loan B2 2029, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.61%	03/18/29	13,150,393
8,655,806	Quikrete Holdings, Inc., Term Loan B3 2032, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.61%	02/10/32	8,659,052
				23,789,142
	Consumer Electronics — 0.0%
859,269	Minimax Viking GmbH (MX Holdings/Igloo Holdings), Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	6.61%	03/17/32	864,373
	Consumer Finance — 0.5%
11,077,200	Creative Planning Group (CPI Holdco), Initial Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.36%	05/19/31	11,078,086
	Data Processing & Outsourced Services — 0.9%
17,206,268	Consilio (Skopima Consilio Parent LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.11%	05/17/28	17,026,118
4,017,200	Paysafe Holdings (US) Corp., Facility B1 Loan, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.34%	06/28/28	4,018,867
				21,044,985

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Distillers & Vintners — 0.3%
$7,005,157	Sazerac Co., Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.84%	07/10/32	$7,038,011
	Diversified Financial Services — 0.7%
15,702,837	Gen II Fund Services (PEX Holdings LLC), Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.97%	11/19/31	15,758,425
	Diversified Metals & Mining — 0.5%
12,649,715	SCIH Salt Holdings, Inc. (aka Morton Salt), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.20%	01/31/29	12,684,945
	Diversified Support Services — 0.9%
15,638,584	First Advantage Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.11%	10/31/31	15,715,213
6,161,712	Vestis Corp., Term Loan B-1, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.58%	02/22/31	5,915,243
				21,630,456
	Drug Retail — 0.1%
1,351,143	Boots Group Finco, L.P., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.85%	07/17/32	1,351,994
	Education Services — 0.4%
6,254,476	Kindercare Learning Companies (KUEHG Corp.), Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.04%	06/12/30	6,268,173
3,415,653	Prometric Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	8.22%	06/24/32	3,443,406
				9,711,579
	Electric Utilities — 0.4%
9,633,910	Alpha Generation LLC (AlphaGen), Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.36%	09/30/31	9,633,284
524,750	Lightning Power LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.55%	08/18/31	525,734
				10,159,018
	Electronic Equipment & Instruments — 1.0%
13,901,463	Chamberlain Group, Inc. (Chariot), Extended Term Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.71%	09/01/32	13,913,001
1,818,393	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.09%	07/02/32	1,825,785
1,000,000	Mirion Technologies, Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.55%	06/05/32	1,004,875
7,611,398	Verifone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.50%, 0.00% Floor	10.07%	08/21/28	7,368,785
				24,112,446
	Environmental & Facilities Services — 0.5%
6,098,927	Allied Universal Holdco LLC, Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	8.21%	05/14/28	6,119,084
2,192,222	Anticimex Global AB, Facility B6, Daily SOFR + CSA + 3.50%, 0.50% Floor	7.66%-7.87%	11/16/28	2,202,273
4,376,703	Interstate Waste Services (Action Environmental Group, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.55%	10/24/30	4,398,587
				12,719,944

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Footwear — 0.2%
$4,530,652	Skechers (Beach Acquisition Bidco LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.60%	07/31/32	$4,564,632
	Health Care Facilities — 2.9%
13,993,905	Ardent Health Services, Inc. (AHP Health Partners, Inc.), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.11%	08/24/28	14,037,636
1,754,391	Ceva Sante (Financiere Mendel), USD Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%	11/13/30	1,762,620
4,366,330	Concentra Health Services, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.36%	07/26/31	4,394,995
3,854,233	Hanger, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.86%	10/23/31	3,870,690
15,748,821	IVC Evidensia (VetStrategy Canada / IVC Acquisition Midco LTD.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.05%	12/06/28	15,852,133
29,120,423	Southern Veterinary Partners LLC (Mission Pet), Refi Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	12/04/31	29,167,599
				69,085,673
	Health Care Services — 3.1%
11,416,877	Ensemble RCM LLC (Ensemble Health), 2024 Refi Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.31%	08/01/29	11,482,695
11,940,585	ExamWorks Group, Inc. (Electron Bidco), Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.11%	11/01/28	11,981,660
21,376,702	Opella Healthcare Group (Opal U.S. LLC), Facility B2 (USD), 6 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.44%	04/23/32	21,495,663
7,109,081	Pacific Dental Services LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.10%	03/17/31	7,145,764
12,313,069	R1 RCM, Inc. (Raven Acq. Holdings LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.61%	11/19/31	12,322,920
1,905,948	Radnet Management, Inc., Refi Term Loan, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.58%	04/18/31	1,911,304
1,705,492	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.10%	07/24/32	1,711,171
6,337,898	Surgery Centers Holdings, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.11%	12/19/30	6,365,975
				74,417,152
	Health Care Supplies — 0.8%
15,710,338	Medline Borrower, L.P. (Mozart), Refi 2028 Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	6.36%	10/23/28	15,741,994
4,418,313	Performance Health, Inc., Term Loan B, 6 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.95%	03/19/32	4,307,855
				20,049,849
	Health Care Technology — 5.3%
36,514,426	athenahealth Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.11%	02/15/29	36,530,858
8,107,813	Cotiviti, Inc. (Verscend), Fixed Rate Term Loan, Fixed Rate at 7.63%	7.63%	05/01/31	8,175,392
21,361,696	Cotiviti, Inc. (Verscend), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.08%	05/01/31	21,332,858
32,671,796	Mediware (Wellsky / Project Ruby Ultimate Parent Corp.), Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	7.22%	03/10/28	32,753,476

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Technology (Continued)
$1,737,181	PointClickCare Technologies, Inc., Refi Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.08%	11/03/31	$1,740,985
25,028,949	Waystar Technologies, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.61%	10/22/29	25,133,319
				125,666,888
	Home Furnishings — 0.2%
3,987,884	Restoration Hardware (RH), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.71%	10/20/28	3,901,905
	Hotels, Resorts & Cruise Lines — 0.1%
875,356	Alterra Mountain Co., 2030 Term Loan, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.85%	05/31/30	879,006
1,392,710	Alterra Mountain Co., Refi Term Loan B-6, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.85%	08/17/28	1,399,680
				2,278,686
	Human Resource & Employment Services — 0.4%
3,501,530	Alight, Inc. (fka Tempo Acq.), Refi Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	6.11%	08/31/28	3,496,331
5,267,482	HireRight (Genuine Financial Holdings LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.61%	09/27/30	5,103,426
				8,599,757
	Independent Power Producers & Energy Traders — 0.5%
6,387,057	Calpine Construction Finance Co., L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.36%	07/31/30	6,398,905
4,732,913	Cornerstone Generation LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.48%	05/31/32	4,771,959
1,739,114	Talen Energy Supply, Inc., Incremental Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.81%	12/15/31	1,745,227
				12,916,091
	Industrial Machinery & Supplies & Components — 2.7%
2,000,000	Alliance Laundry Systems LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.60%	08/19/31	1,999,940
1,755,491	BCP VI Summit Holdings, L.P. (Chemelex - fka nVent), Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.86%	01/30/32	1,767,016
736,002	Copeland (Emerald Debt Merger Sub LLC/EMRLD), Term Loan B1, 3 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	6.58%	05/31/30	734,162
1,012,925	Copeland (Emerald Debt Merger Sub LLC/EMRLD), Term Loan B2, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	6.61%	08/04/31	1,010,392
15,507,955	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor (c)	7.11%	10/23/28	15,507,955
7,742,762	Madison IAQ LLC, 2025 Refi Term Loan B, 6 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.70%	06/21/28	7,756,428
19,521,412	Pro Mach Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 1.00% Floor	7.10%	08/31/28	19,597,448
7,658	Service Logic Acq, Inc. (MSHC), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.36%	10/29/27	7,687
3,040,358	Service Logic Acq, Inc. (MSHC), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.31%	10/29/27	3,051,759

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Industrial Machinery & Supplies & Components (Continued)
$4,167,612	SPX Flow, Inc., Dec. 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.36%	04/05/29	$4,183,637
9,219,345	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), Term Loan B, 6 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.20%	04/30/30	9,280,423
				64,896,847
	Insurance Brokers — 12.1%
6,201,443	Acrisure LLC, Term Loan B-6 2030, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.36%	11/06/30	6,210,156
30,000,000	Acrisure LLC, Term Loan B-7, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.61%	06/20/32	30,112,500
7,750,000	Alera Group, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.50%, 0.50% Floor	9.86%	06/30/32	8,060,000
14,295,000	Alera Group, Inc., Term Loan B (First Lien), 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.61%	06/30/32	14,374,552
874,463	Alliant Holdings I LLC, 2025 Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.84%	09/19/31	874,463
3,805,497	Alliant Holdings I LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.10%	09/19/31	3,810,064
5,174,965	AmWins Group, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.25%, 0.75% Floor	6.61%	01/30/32	5,184,564
674,324	Ardonagh Midco 3 Ltd., Refi Term Loan B (USD), 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%	02/15/31	673,906
8,805,939	Ardonagh Midco 3 Ltd., Refi Term Loan B (USD), 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.95%	02/15/31	8,800,479
29,429,402	AssuredPartners, Inc., 2024 Term Loan B5, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.86%	02/14/31	29,522,693
26,435,755	Baldwin Insurance Group Holdings LLC, Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.34%	05/24/31	26,512,815
2,412,024	BroadStreet Partners, Inc., Refi Term Loan B-4, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.11%	06/16/31	2,416,534
1,712,167	CFC Group Ltd., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.04%	07/01/32	1,713,245
16,940,846	CRC Insurance Group (fka Truist Insurance), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.05%	05/06/32	17,338,956
1,468,695	CRC Insurance Group (fka Truist Insurance), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%	05/06/31	1,472,058
6,779,229	Goosehead Insurance Holdings LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.34%	01/08/32	6,838,547
11,363,453	Hub International Ltd., 2025 Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.83%	06/20/30	11,390,328
1,264,442	Hyperion Insurance Group Ltd. (aka - Howden Group), 2031 Maturity Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.36%	02/21/31	1,267,938
34,784,958	Hyperion Insurance Group Ltd. (aka - Howden Group), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.86%	04/18/30	34,931,750
15,461,867	IMA Financial Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.36%	11/01/28	15,502,454
2,647,081	Jones DesLauriers Insurance Management, Inc. (NavaCord), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	03/15/30	2,641,562
15,452,745	OneDigital Borrower LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	9.61%	07/02/32	15,563,850

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$7,926,560	OneDigital Borrower LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.36%	07/02/31	$7,946,376
20,679,137	Ryan Specialty Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.61%	09/13/31	20,730,835
11,442,316	Trucordia Insurance Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.61%	06/30/32	11,524,587
2,463,055	USI, Inc., 2029 Term Loan D, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.55%	11/21/29	2,464,028
				287,879,240
	Interactive Media & Services — 1.2%
8,890,774	Twitter, Inc. (X Corp.), Fixed Rate Term Loan B-3, Fixed Rate at 9.50%	9.50%	10/29/29	8,638,276
19,592,450	Twitter, Inc. (X Corp.), Term Loan B-1, 3 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	10.96%	10/26/29	19,125,562
				27,763,838
	Internet Services & Infrastructure — 1.5%
7,253,476	Go Daddy Operating Co. LLC, Term Loan B-8, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.11%	11/13/29	7,266,786
29,003,148	Sedgwick Claims Management Services, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.86%	07/31/31	29,071,596
				36,338,382
	Investment Banking & Brokerage — 0.1%
3,084,114	Jane Street Group LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.33%	12/13/31	3,074,198
	IT Consulting & Other Services — 1.6%
20,673,150	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.40%	10/01/27	20,421,248
18,764,318	Informatica Corp., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.61%	10/30/28	18,893,322
				39,314,570
	Leisure Facilities — 0.1%
2,638,319	Herschend Entertainment Co. LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.60%	05/31/32	2,664,425
497,487	Six Flags Entertainment Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.36%	05/01/31	497,903
				3,162,328
	Leisure Products — 0.1%
1,990,000	SRAM LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	6.36%	02/28/32	1,991,662
	Life Sciences Tools & Services — 1.3%
15,192,602	Parexel International Corp. (Phoenix Newco), 2025 Refi Term Loan, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.86%	11/15/28	15,231,571
15,106,936	Syneos Health, Inc. (Star Parent), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.30%	09/30/30	14,959,039
882,064	WCG Intermediate Corp. (WIRB- Copernicus Group), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.36%	02/28/32	883,854
				31,074,464

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Managed Health Care — 0.2%
$1,766,896	MedRisk (Bella Holding Co. LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.36%	05/10/28	$1,772,974
2,627,238	MyEyeDr. (MED ParentCo, L.P.), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.61%	04/15/31	2,642,699
				4,415,673
	Metal, Glass & Plastic Containers — 1.3%
7,820,182	Magnera Corp. (Treasure Escrow/Glatfelter), Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.58%	11/04/31	7,785,969
5,979,245	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	8.32%	09/15/28	6,005,404
7,740,661	Tekni-Plex (Trident TPI Holdings, Inc.), Term Loan B7, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.05%	09/18/28	7,583,447
10,224,351	TricorBraun, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.72%	03/03/28	10,237,029
				31,611,849
	Movies & Entertainment — 0.1%
2,475,547	TKO Group Holdings, Inc. (UFC), Term Loan B-4, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	11/21/31	2,485,276
	Office Services & Supplies — 0.2%
4,296,858	Shift4 Payments LLC (Harbortouch), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%	06/30/32	4,329,987
	Oil & Gas Storage & Transportation — 0.0%
437,400	BCP Renaissance, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.85%	10/31/28	439,001
	Other Specialty Retail — 1.0%
2,557,713	Bass Pro Group LLC (Great Outdoors Group LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	7.61%	01/23/32	2,563,468
9,359,658	Petco Health and Wellness Co., Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.81%	03/04/28	8,769,438
11,449,589	Petsmart, Inc., Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	8.21%	02/12/28	11,442,433
				22,775,339
	Packaged Foods & Meats — 2.3%
13,125,268	Froneri International Ltd., Incremental USD TL B-6, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.85%	07/16/32	13,114,636
2,659,720	Newly Weds Foods LLC (Red SPV LLC), Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.59%	03/15/32	2,666,369
10,394,424	Nomad Foods Ltd., Term Loan B-5, 6 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.54%	11/08/29	10,418,487
3,923,492	Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.61%	02/19/32	3,948,014
15,014,341	Shearer’s Foods LLC (Fiesta Purchaser, Inc.), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.61%	02/12/31	15,061,261
1,020,408	Simply Good Foods (Atkins Nutritionals, Inc.), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	6.36%	03/17/27	1,028,061
9,149,374	Utz Quality Foods LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.86%	01/31/32	9,169,960
				55,406,788

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Paper & Plastic Packaging Products & Materials — 1.2%
$20,701,590	Graham Packaging Co., L.P., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.86%	08/04/27	$20,756,139
8,495,953	Novolex (Clydesdale Acq. Holdings, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.61%	03/31/32	8,499,649
				29,255,788
	Passenger Airlines — 0.1%
2,571,678	American Airlines, Inc. (AAdvantage Loyalty IP Ltd), 2032 Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.58%	05/31/32	2,592,573
	Passenger Ground Transportation — 0.1%
3,276,206	Student Transportation of America Holdings, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	06/30/32	3,295,650
	Pharmaceuticals — 0.3%
7,089,807	Dechra Finance US LLC, USD Facility B1, 6 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.45%	01/27/32	7,122,597
	Research & Consulting Services — 3.9%
4,358,906	Acuren Holdings, Inc. (Acuren Delaware), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.11%	07/30/31	4,373,203
4,741,491	AlixPartners, LLP, 2025 Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor (c)	6.97%	07/31/32	4,729,637
5,069,830	AmSpec Parent LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.80%	12/22/31	5,107,854
31,020,219	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.11%	01/31/31	31,047,361
4,552,158	Clarivate Analytics PLC (Camelot), 2025 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.61%	01/31/31	4,579,676
13,379,426	Dun & Bradstreet Corp., Term Loan B-2, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.60%	01/18/29	13,388,992
3,041,203	Eisner Advisory Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	8.36%	02/28/31	3,062,659
12,175,212	Grant Thornton Advisors LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	6.86%	05/30/31	12,199,136
5,892,618	Ryan LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.86%	11/14/30	5,904,433
7,955,117	Veritext Corp. (VT TopCo, Inc.), Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.36%	08/12/30	7,994,933
				92,387,884
	Restaurants — 3.5%
4,275,218	1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka Burger King/Tim Horton’s), 2024 Refi Term Loan B-6, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.11%	09/23/30	4,270,879
46,702,013	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.86%	12/15/27	46,741,944
33,144,137	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.86%	08/03/28	33,188,384
				84,201,207
	Security & Alarm Services — 0.8%
18,451,048	Garda World Security Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.34%	02/01/29	18,475,496

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Semiconductor Materials & Equipment — 0.4%
$10,246,960	Altera (Gryphon Debt Merger Sub, Inc./Acquire Newco), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.35%	09/30/32	$10,281,134
	Soft Drinks & Non-Alcoholic Beverages — 0.7%
7,987,088	Celsius Holdings, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.54%	03/31/32	8,063,644
8,914,083	Primo Brands Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.55%	03/31/28	8,945,059
				17,008,703
	Specialized Consumer Services — 0.9%
9,311,357	Belron Finance US LLC, Refi Term Loan, 3 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	7.05%	10/16/31	9,366,062
1,229,111	Caliber Collision (Wand NewCo 3, Inc.), 2025 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.86%	01/30/31	1,227,955
11,939,802	Mister Car Wash Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.86%	03/27/31	11,972,815
				22,566,832
	Specialized Finance — 0.1%
2,626,056	Colonial First State (Superannuation and Investments US LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.36%	12/01/28	2,638,201
	Systems Software — 3.0%
6,077,666	Gen Digital, Inc. (fka NortonLifeLock, Inc.), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	6.11%	09/12/29	6,076,237
15,888,972	Idera, Inc. (Flash Charm), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.78%	03/02/28	14,948,425
2,296,177	Idera, Inc. (Flash Charm), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 6.75%, 0.75% Floor	11.18%	03/02/29	2,003,415
3,530,968	Kaseya, Inc., Term Loan (First Lien), 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.61%	03/20/32	3,544,774
465,003	Kaseya, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.00%, 0.00% Floor	9.36%	03/20/33	467,984
9,927,600	KnowBe4, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.07%	07/31/32	9,946,264
27,478,583	Proofpoint, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.36%	08/31/28	27,555,935
2,178,044	Proofpoint, Inc., Incr Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.36%	08/31/28	2,184,175
974,375	Sophos Group PLC (Surf), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	7.97%	03/05/27	978,073
487,506	SS&C Technologies Holdings, Inc., Term Loan B8, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.36%	05/09/31	489,717
2,469,649	SUSE (Marcel Bidco LLC), Refi Term Loan B, Daily SOFR + 3.00%, 0.50% Floor	7.29%-7.37%	11/13/30	2,491,258
				70,686,257
	Trading Companies & Distributors — 2.5%
6,902,847	Aggreko Holdings, Inc. (Albion), Extended Term Loan B, 2 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	05/25/31	6,946,853
4,372,316	Azorra Aviation (Azorra Finance Ltd.), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.10%	10/18/29	4,390,089
4,690,930	Core & Main, L.P. (fka - HD Supply Waterworks), Term Loan B, 6 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.27%	07/27/28	4,712,414

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Trading Companies & Distributors (Continued)
$995,000	Core & Main, L.P. (fka - HD Supply Waterworks), Term Loan E, 6 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.27%	02/10/31	$999,353
4,524,040	QXO/Beacon Roofing (Queen Mergerco), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.30%	04/30/32	4,568,376
15,801,318	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.30%	11/29/30	15,885,302
11,513,198	VistaJet Malta Finance PLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.04%	03/31/31	11,575,542
10,711,835	White Cap Supply Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.58%	10/29/29	10,709,746
				59,787,675
	Transaction & Payment Processing Services — 0.3%
7,451,052	Worldpay (GTCR W Merger Sub LLC/Boost Newco LLC), Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.30%	01/31/31	7,472,027
	Total Senior Floating-Rate Loan Interests			2,086,178,796
	(Cost $2,088,372,054)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 7.8%
	Aerospace & Defense — 0.3%
3,000,000	TransDigm, Inc. (e)	7.13%	12/01/31	3,127,489
3,000,000	TransDigm, Inc. (e)	6.00%	01/15/33	3,017,441
				6,144,930
	Application Software — 0.1%
1,500,000	Cloud Software Group, Inc. (e)	6.50%	03/31/29	1,515,877
1,529,150	GoTo Group, Inc. (e)	5.50%	05/01/28	523,734
				2,039,611
	Asset Management & Custody Banks — 0.1%
1,806,000	Osaic Holdings, Inc. (d) (e)	6.75%	08/01/32	1,829,227
	Broadcasting — 0.4%
12,213,720	iHeartCommunications, Inc. (e)	7.75%	08/15/30	9,555,371
	Building Products — 0.1%
2,500,000	Builders FirstSource, Inc. (e)	6.38%	03/01/34	2,539,898
	Cable & Satellite — 1.2%
22,200,000	CSC Holdings LLC (e)	6.50%	02/01/29	17,559,900
10,515,000	DISH Network Corp. (e)	11.75%	11/15/27	10,960,006
				28,519,906
	Commercial & Residential Mortgage Finance — 0.3%
6,581,000	Rocket Cos., Inc. (e)	6.13%	08/01/30	6,676,935
	Construction Materials — 0.0%
767,000	JH North America Holdings, Inc. (e)	5.88%	01/31/31	770,106
	Electric Utilities — 0.2%
3,726,000	Lightning Power LLC (e)	7.25%	08/15/32	3,898,208
	Environmental & Facilities Services — 0.1%
3,240,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (e)	6.88%	06/15/30	3,319,027
	Food Distributors — 0.1%
3,000,000	US Foods, Inc. (e)	7.25%	01/15/32	3,129,336

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Services — 0.1%
$1,834,000	Raven Acquisition Holdings LLC (e)	6.88%	11/15/31	$1,856,974
	Insurance Brokers — 1.8%
4,000,000	Acrisure LLC / Acrisure Finance, Inc. (e)	6.75%	07/01/32	4,052,515
2,950,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (e)	7.00%	01/15/31	3,035,925
7,805,000	AmWINS Group, Inc. (e)	6.38%	02/15/29	7,952,905
2,181,000	AmWINS Group, Inc. (e)	4.88%	06/30/29	2,120,207
2,000,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (e)	7.13%	05/15/31	2,066,680
4,837,000	HUB International Ltd. (e)	7.25%	06/15/30	5,045,286
15,095,000	Panther Escrow Issuer LLC (e)	7.13%	06/01/31	15,619,361
2,932,000	Ryan Specialty LLC (e)	5.88%	08/01/32	2,942,684
				42,835,563
	Internet Services & Infrastructure — 0.0%
763,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (e)	5.25%	12/01/27	760,782
231,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (e)	3.50%	03/01/29	217,023
				977,805
	Investment Banking & Brokerage — 0.1%
2,722,000	Jane Street Group / JSG Finance, Inc. (e)	6.13%	11/01/32	2,702,713
	Leisure Facilities — 0.1%
2,000,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. / Canada’s Wonderland Co. (e)	6.63%	05/01/32	2,038,084
	Life Sciences Tools & Services — 0.0%
979,000	Star Parent, Inc. (e)	9.00%	10/01/30	1,030,739
	Managed Health Care — 0.3%
287,000	HealthEquity, Inc. (e)	4.50%	10/01/29	276,640
6,000,000	Molina Healthcare, Inc. (e)	6.25%	01/15/33	5,927,239
				6,203,879
	Oil & Gas Storage & Transportation — 0.2%
5,367,000	Venture Global Plaquemines LNG LLC (e)	7.75%	05/01/35	5,888,092
	Packaged Foods & Meats — 1.2%
3,000,000	Performance Food Group, Inc. (e)	6.13%	09/15/32	3,050,211
26,001,000	Post Holdings, Inc. (e)	6.25%	02/15/32	26,519,148
				29,569,359
	Real Estate Services — 0.1%
2,518,000	Cushman & Wakefield US Borrower LLC (e)	8.88%	09/01/31	2,701,013
	Systems Software — 0.1%
1,840,000	SS&C Technologies, Inc. (e)	5.50%	09/30/27	1,841,909
	Trading Companies & Distributors — 0.9%
13,000,000	QXO Building Products, Inc. (e)	6.75%	04/30/32	13,419,562
8,000,000	United Rentals North America, Inc. (e)	6.00%	12/15/29	8,149,528
				21,569,090
	Total Corporate Bonds and Notes			187,637,775
	(Cost $188,264,197)
FOREIGN CORPORATE BONDS AND NOTES — 2.3%
	Application Software — 0.4%
9,996,000	Open Text Corp. (e)	3.88%	02/15/28	9,630,741

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Casinos & Gaming — 0.1%
$3,450,000	Flutter Treasury Designated Activity Co. (e)	6.38%	04/29/29	$3,550,209
	Data Processing & Outsourced Services — 0.2%
4,795,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (e)	4.00%	06/15/29	4,408,620
	Environmental & Facilities Services — 0.4%
8,318,000	GFL Environmental, Inc. (e)	6.75%	01/15/31	8,630,654
	Insurance Brokers — 0.2%
4,800,000	Ardonagh Finco Ltd. (e)	7.75%	02/15/31	5,008,953
	Metal, Glass & Plastic Containers — 0.1%
2,997,000	Trivium Packaging Finance B.V. (e)	8.25%	07/15/30	3,157,834
	Restaurants — 0.7%
16,800,000	1011778 BC ULC / New Red Finance, Inc. (e)	4.00%	10/15/30	15,586,239
	Specialized Consumer Services — 0.2%
3,900,000	Belron UK Finance PLC (e)	5.75%	10/15/29	3,939,039
	Total Foreign Corporate Bonds and Notes			53,912,289
	(Cost $52,648,283)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Pharmaceuticals — 0.0%
249,316	Akorn, Inc. (f) (g) (h)	9,973
	(Cost $2,858,880)
RIGHTS — 0.0%
	Life Sciences Tools & Services — 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (c) (g) (i) (j)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (c) (g) (i) (j)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS — 6.0%
142,501,166	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (k)	142,501,166
	(Cost $142,501,166)

	Total Investments — 103.4%	2,470,239,999
	(Cost $2,474,644,580)
	Net Other Assets and Liabilities — (3.4)%	(80,427,790)
	Net Assets — 100.0%	$2,389,812,209

(a)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
(c)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2025, securities noted as such are valued at $38,352,209 or 1.6% of net assets.

(d)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2025. Interest will begin accruing on the security’s first settlement date.
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2025, securities noted as such amounted to $241,550,064 or 10.1%
of net assets.

(f)	This issuer has filed for protection in bankruptcy court.
(g)	Non-income producing security.
(h)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(k)	Rate shown reflects yield as of July 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows:

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$2,086,178,796	$—	$2,086,178,796	$—
Corporate Bonds and Notes*	187,637,775	—	187,637,775	—
Foreign Corporate Bonds and Notes*	53,912,289	—	53,912,289	—
Common Stocks*	9,973	—	9,973	—
Rights*	— **	—	—	— **
Money Market Funds	142,501,166	142,501,166	—	—
Total Investments	$2,470,239,999	$142,501,166	$2,327,738,833	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Unfunded Loan Commitments
As of July 31, 2025, the Fund had the following unfunded loan commitments which are categorized as Level 2 within the fair value hierarchy.

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Alter Domus (Chrysaor Bidco S.A.R.L.), Term Loan	$455,029	$456,881	$458,321	$1,440
AmSpec Parent LLC, Term Loan	779,974	779,974	785,824	5,850
Azuria Water Solutions (FKA - Aegion Corp), Term Loan	171,339	169,626	172,179	2,553
Hanger, Inc., Term Loan	497,310	495,195	499,433	4,238
Novolex (Clydesdale Acq. Holdings, Inc.), Term Loan	148,531	147,417	148,595	1,178
R1 RCM, Inc. (Raven Acq. Holdings LLC), Term Loan	881,709	880,156	882,415	2,259
Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan	370,141	371,482	372,454	972
Signia Aerospace LLC, Term Loan	336,756	336,756	337,598	842
Student Transportation of America Holdings, Inc., Term Loan	234,015	232,845	235,404	2,559
		$3,870,332	$3,892,223	$21,891

Restricted Securities
As of July 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/25	249,316	$0.04	$2,858,880	$9,973	0.00%*

*	Amount is less than 0.01%.